Debt - Summary of Convertible Note (Detail) - Convertible Debt [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Coupon Rate	5.00%
Conversion Rate	99.7775
Maturity Date	2020-12
Convertible Debt	$ 7,500